Cover	Mar. 10, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 10, 2025
Entity Registrant Name	Modiv Industrial, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-40814
Entity Tax Identification Number	47-4156046
Entity Address, Address Line One	2195 South Downing Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80210
City Area Code	888
Local Phone Number	686-6348
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001645873
Common Class C
Document Information [Line Items]
Title of 12(b) Security	Class C Common Stock, $0.001 par value per share
Trading Symbol	MDV
Security Exchange Name	NYSE
Redeemable Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	7.375% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.001 par value per share
Trading Symbol	MDV.PA
Security Exchange Name	NYSE